UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1.    Schedule of Investments. – The Schedule of Investments for the period ended January 31, 2005.

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value
Consumer Discretionary (5%)
250	Bayerische Motoren Werke (BMW) Ag	$10,483
100	LVMH Moet Hennessy Louis Vuitton SA	6,948
330	Next Plc	9,759
100	Pinault-Printemps-Redoute	10,539
450	Vivendi Universal (b)	14,236
400	VNU NV	11,685
250	Volkswagen	11,995
Consumer Staples (3%)
250	Altadis Sa	10,910
130	Delhaize Group	9,574
40	Nestle	10,501
70	Pernod-Ricard	9,909
Energy (6%)
1,400	BG Group Plc	9,534
930	BP Amoco Plc	9,156
270	IHC Caland N.V.	17,038
400	Power Public Corp.	11,669
620	Statoil ASA	9,410
80	Technip SA	13,400
65	Total Fina SA	13,938
Exchange Traded Funds (29%)
600	iShares MSCI Brazil Index Fund	12,924
2,100	iShares MSCI Canada Index Fund	34,650
1,700	iShares MSCI Hong Kong Index Fund	19,584
22,200	iShares MSCI Japan Index Fund	235,098
650	iShares MSCI Mexico (Free) Index Fund	16,309
590	iShares MSCI Pacific ex-Japan Index Fund	52,923
1,900	iShares MSCI Singapore (Free) Index Fund	13,870
500	iShares MSCI South Korea Index Fund	15,485
Financial Services (21%)
550	ABN Amro Holding NV	14,883
190	Allianz AG	22,525
400	Alpha Bank A.E.	13,494
700	Axa	16,990
1,450	Banco Santander Central Hispano SA	17,218
600	Bank of Ireland	9,542
250	BNP Paribas SA	18,037
600	Commerzbank	12,764
400	Credit Suisse Group	16,104
470	Fortis	12,700
1,180	HBOS Plc	18,804
870	HSBC Holdings Plc	14,388
370	Hypo Real Estate Holding AG (b)	14,657
130	Muenchener Rueckver Ag	14,856
390	OTP Bank Rt.	12,628
640	Royal Bank of Scotland Group Plc	21,217
500	Standard Chartered PLC	9,177
1,200	Storebrand ASA	10,616
2,400	UniCredito Italiano Spa	13,202
90	Zurich Financial Services AG (b)	14,971
Healthcare (6%)
400	AstraZeneca Plc	14,985
760	GlaxoSmithKline Plc	16,811
340	Novartis Ag	16,306
100	Roche Holding Ag	10,652
110	Schering AF	7,442
10	Serono Sa	6,188
186	Stada Arzneimittel AG	5,397
Industrial (9%)
570	Assa Abloy AB	9,021
250	Atlas Copco AB	11,655
650	BOC Group plc	12,016
2,420	British Aerospace	11,184
1,326	Deutsche Lufthansa - Reg	18,529
520	Deutsche Post AG	12,113
350	Heidelberger Druckmaschinen AG (b)	11,875
150	Siemens AG	11,896
900	Skansa AB - B	10,441
6,440	Sonae, S.G.P.S., S.A.	9,822
600	Vedior NV	10,644
Materials (4%)
1,000	BHP Billiton Plc	12,368
700	Clariant AG	11,485
130	Henkel KGAA	11,659
630	Upm-Kymmene Oyj	13,336
200	Wienerberger AG	9,229
Technology (2%)
500	Axalto Holding NV (b)	14,534
5,150	Telefonaktiebolaget LM Ericsson	15,121
Telecommunication (7%)
300	Alcatel SA (b)	4,305
950	Deutsche Telekom AG	20,531
3,200	Eircom Group	7,779
1,150	GN Store Nord A/S	12,393
6,900	MMO2 Plc (b)	16,334
1,000	Telefonica S.A.	18,197
1,500	Telenor ASA	13,801
Utilities (2%)
3,188	Electricidade de Portugal S.A.	9,391
680	Endesa S.A.	15,485

Total (Cost - $1,189,551) (94%)		1,313,225

Other Assets, net of Liabilities (6%)		80,422

Net Assets (100%)		$1,393,647

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$129,344
Unrealized depreciation	(5,670)

Net unrealized appreciation	$123,674

(b)	Non-income producing security

See Notes

EUROPEAN QUANT EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value
Consumer Discretionary (7%)
1,680	Mediaset Spa	$23,410
200	Michelin CGDE Class B	12,939
100	Pinault-Printemps-Redoute	10,539
250	Renault	20,432
2,000	Taylor Woodrow	10,787
50	Valora Holding AG	12,726
Consumer Staples (5%)
390	Altadis Sa	17,020
1,900	Diageo Plc	25,878
600	Heineken NV	20,538
Energy (12%)
470	Norsk Hydro ASA	35,740
850	Royal Dutch Petroleum	49,360
310	Total Fina SA	66,473
Financial Services (33%)
1,300	3i Group	17,106
900	Allied Irish Banks Plc	17,867
420	Baloise Holding Ltd.	19,772
5,500	Banca Intesa Spa	25,540
6,000	Barclays Plc	65,737
480	BNP Paribas SA	34,631
850	Credit Suisse Group	34,222
900	Dexia	20,108
300	EFG Eurobank Ergasias	9,675
1,190	Fortis	32,156
1,240	Land Securities Group	32,143
1,840	Nordea AB	17,063
2,985	Prudential Plc	25,849
1,350	Sampo Oyj	17,861
70	Swiss Life Holding (b)	10,513
580	Swiss Re	39,675
Healthcare (9%)
800	Alliance Unichem	11,295
210	Altana AG	12,299
2,340	GlaxoSmithKline Plc	51,759
630	Sanofi Synthelabo SA	47,014
Industrial (10%)
750	Actividades de Construccion y Servicios, S.A.	18,800
3,100	British Aerospace	14,327
1,050	Deutsche Post AG	24,458
960	Metso Corporation	14,516
430	Siemens AG	34,101
950	Union Fenosa, S.A.	25,609
Materials (7%)
640	BASF Ag	43,706
3,560	BHP Billiton Plc	44,030
Technology (2%)
100	SAP AG	15,549
5,450	Telefonaktiebolaget LM Ericsson	16,001
Telecommunication (9%)
4,950	Cable & Wireless Plc	11,462
1,930	Deutsche Telekom AG	41,711
2,690	Koninklijke (Royal) KPN NV	25,842
8,800	MMO2 Plc (b)	20,832
1,210	Nokia Oyj	18,533
Utilities (6%)
1,500	Endesa S.A.	34,158
5,710	Northumbrian Water Group Plc	19,832
920	Pennon Group Plc	16,834

Total (Cost - $1,158,545) (100%)		1,288,428

Liabilities in excess of Other Assets (-0%)		(3,393)

Net Assets (100%)		$1,285,035

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$136,200
Unrealized depreciation	(6,317)

Net unrealized appreciation	$129,883

(b)	Non-income producing security.

See Notes

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (94%)
Consumer Discretionary (4%)
10,500	Agora SA	$191,387
81,000	Compa S.A.	47,010
900	Oriflame Cosmetics SA	21,591
20,000	RABA Rt. (b)	83,935
Consumer Staples (1%)
80	Philip Morris CR As	63,976
Energy (26%)
1,050	LUKOIL (USD)	129,938
3,450	LUKOIL (USD)	427,800
500	LUKOIL (EUR)	62,079
6,250	MOL Magyar Olaj-es Gazipari Rt.	417,685
7,000	Oao Gazprom - Spon ADR	245,000
2,750	PetroKazakhstan Inc.	98,972
25,000	Polski Koncern Naftowy Orlen S.A.	304,858
11,000	Sibneft - ADR	172,810
1,850,000	SNP Petrom SA	266,811
1,500	Surgutneftegaz	56,702
6,500	Surgutneftegaz ADR	243,100
Financial Services (21%)
200,000	Asigurarea Romaneasca-Asirom (b)	35,747
420,000	Banca Comerciala Carpatica Sibia (b)	99,253
297,600	Banca Transilvania	125,142
7,500	Bank Pekao SA	321,305
400	Bank Przemyslowo-Handlowy PBK S.A.	63,090
4,100	Erste Bank AG	202,551
1,600	FHB Land Credit & Mortgage Bank	123,204
11,000	Hansabank Ltd. (AS Hansapank)	145,106
1,300	Komercni Banka As	194,872
14,200	OTP Bank Rt.	459,780
72,000	Romanian Development Bank	118,603
180	Sberbank RF	92,520
Healthcare (3%)
1,500	EGIS Rt.	104,388
900	Gedeon Richter Rt.	118,118
7,000	Pliva d.d.	89,250
Industrial (3%)
4,500	AS Merko Ehitus	116,904
1,193,000	Rulmentul Brasov S.A. (b)	78,359
22,000	Turbomechanica S.A.	91,746
Materials (12%)
1,500,000	Amonil S.A.	49,001
15,000	BorsodChem Rt.	179,452
2,500	Budimex SA (b)	39,311
750,000	Carbid Fox S.A.	52,650
900	Grupa Kety SA	39,712
13,200	KGHM Polska Miedz S.A. (b)	116,912
5,200	Mining and Metallurgical Company Norilsk Nickel	299,000
15,000	Pannonplast Rt. (b)	107,575
1,250,000	Rompetrol Rafinare SA (b)	51,694
98,000	Stalexport SA (b)	78,307
3,000	Wienerberger AG	138,432
Technology (3%)
591,300	Electroputere Craiova (b)	86,306
2,800	Prokom Software SA (b)	119,055
27,000	Synergon Information Systems (b)	58,808
Telecommunication (17%)
11,500	AO VimpelCom - ADR (b)	416,300
5,000	Cesky Telecom AS	90,822
45,000	Magyar Tavkozlesi Rt (Matav)	209,174
9,400	Mobile Telesystems - ADR	338,212
26,000	Netia S.A.	35,877
4,500	SAF Tehnika	107,946
40,000	Telekomunikacja Polska SA	250,305
10,000	Turkcell Iletisim Hizmetleri	179,200
Utilities (4%)
15,500	CEZ	236,655
4,000	Unified Energy System	115,600

Total Common Stocks (Cost - $7,488,853)		8,809,898
Investment Companies (8%)
706,619	Dreyfus Treasury Cash Management Fund	706,619

Total (Cost - $8,195,472) (a) (102%)		9,516,517
Liabilities in excess of Other Assets (-2%)		(143,897)

Net Assets (100%)		$9,372,620

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,369,104
Unrealized depreciation	(48,059)

Net unrealized appreciation	$1,321,045

(b)	Non-income producing security.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Depreciation
Liabilities:
1/31/2005	HUF (Buy 8,875,360)	188.2400	$47,149	$(364)
1/31/2005	ROL (Buy 667,920,000)	28,775.0000	23,212	(50)

			$70,361	$(414)

See Notes

EUROLAND BLUE CHIP FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value
Consumer Discretionary (10%)
400	Bayerische Motoren Werke (BMW) Ag	$16,773
310	DaimlerChrysler AG	14,094
100	LVMH Moet Hennessy Louis Vuitton SA	6,948
150	Pinault-Printemps-Redoute	15,808
1,150	SES Global	14,091
650	Vivendi Universal (b)	20,563
450	VNU NV	13,145
350	Volkswagen	16,794
Consumer Staples (3%)
250	Altadis Sa	10,910
200	Delhaize Group	14,730
80	Pernod-Ricard	11,325
Energy (10%)
1,800	BG Group Plc	12,258
380	IHC Caland N.V.	23,979
400	Power Public Corp.	11,669
90	Technip SA	15,075
230	Total Fina SA	49,318
Financial Services (34%)
1,130	ABN Amro Holding NV	30,579
305	Allianz AG	36,159
600	Alpha Bank A.E.	20,241
500	Assicurazioni Generali	16,548
1,410	Axa	34,222
2,980	Banco Santander Central Hispano SA	35,387
1,150	Bank of Ireland	18,288
515	BNP Paribas SA	37,157
950	Commerzbank	20,209
250	Credit Suisse Group	10,065
120	Deutsche Bank AG	10,206
910	Fortis	24,590
800	HBOS Plc	12,748
450	Hypo Real Estate Holding AG (b)	17,826
220	Muenchener Rueckver Ag	25,141
580	OTP Bank Rt.	18,780
4,050	UniCredito Italiano Spa	22,278
Healthcare (2%)
100	Roche Holding Ag	10,652
150	Schering AF	10,148
210	Stada Arzneimittel AG	6,093
Industrial (15%)
950	Assa Abloy AB	15,035
360	Atlas Copco AB	16,783
950	BOC Group plc	17,562
3,150	British Aerospace	14,558
1,618	Deutsche Lufthansa - Reg	22,609
1,030	Deutsche Post AG	23,992
340	Siemens AG	26,964
1,300	Skansa AB - B	15,081
8,610	Sonae, S.G.P.S., S.A.	13,131
750	Vedior NV	13,305
Materials (6%)
1,040	Clariant AG	17,063
200	Henkel KGAA	17,936
840	Upm-Kymmene Oyj	17,782
250	Wienerberger AG	11,536
Technology (4%)
600	Axalto Holding NV (b)	17,441
8,700	Telefonaktiebolaget LM Ericsson	25,544
Telecommunications (10%)
830	Alcatel SA (b)	11,912
1,100	Deutsche Telekom AG	23,773
5,200	MMO2 Plc (b)	12,310
2,620	Telefonica S.A.	47,676
1,800	Telenor ASA	16,561
Utilities (5%)
6,710	Electricidade de Portugal S.A.	19,767
1,300	Endesa S.A.	29,604
450	Suez SA	12,107

Total (Cost - $1,024,019) (99%)		1,144,829

Other Assets, net of Liabilities (1%)		6,275

Net Assets (100%)		$1,151,104

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$126,993
Unrealized depreciation	(6,183)

Net unrealized appreciation	$120,810

(b)	Non-income producing security.

See Notes

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (88%)
Consumer Discretionary (10%)
1,100	Carnival	$65,933
700	Christian Dior SA	44,893
3,400	Medion Ag	67,675
1,400	Michelin CGDE Class B	90,570
2,300	NRJ Group	55,225
2,100	OPAP	56,225
8,500	SES Global	104,150
Consumer Staples (3%)
1,000	Delhaize Group	73,648
400	Pernod-Ricard	56,624
200	Wella Ag - Preferred Stock	20,595
Energy (5%)
10,500	BG Group Plc	71,504
5,000	BP Amoco Plc	49,227
2,200	Cairn Energy Plc (b)	46,053
300	Technip SA	50,250
Financial Services (16%)
300	Allianz AG	35,566
2,509	Anglo Irish Bank	61,158
750	Anglo Irish Bank Corp. Plc	18,262
2,100	Bayerische Hypo Und Vereinsbank AG (b)	46,179
500	BNP Paribas SA	36,074
11,100	DAB Bank AG (b)	83,051
6,600	DNB NOR ASA	60,465
3,400	Fortis	91,873
3,400	ING Group NV	97,856
5,300	IVG Immobillien AG	92,505
6,000	Storebrand ASA	53,081
400	Zurich Financial Services AG (b)	66,538
Healthcare (6%)
2,000	GlaxoSmithKline Plc	44,239
3,000	GPC Biotech AG (b)	42,038
600	Novartis Ag	28,776
800	Schering AF	54,121
100	Serono Sa	61,885
2,000	Stada Arzneimittel AG	58,032
Industrial (14%)
34,000	Alstom (b)	31,466
200	Areva	79,514
2,500	Autostrade S.p.A	72,214
1,400	Compagnie Generale de Geophysique (b)	106,574
1,100	Continental AG	76,353
4,500	Deutsche Lufthansa - Reg	62,881
1,050	Siemens AG	83,270
400	SIG Holding AG	97,602
1,600	Thales SA	72,954
Materials (5%)
4,000	BHP Billiton Plc	49,472
120	Geberit Ag	89,356
5,200	Imperial Chemical	23,102
2,300	Masterflex AG	81,847
Technology (11%)
7,000	Amadeus Global Travel Distribution	65,970
2,800	Axalto Holding NV (b)	81,391
1,900	Grenkeleasing AG	85,420
4,400	Sagem SA	88,612
2,700	Tele Atlas BV (b)	30,795
29,200	Telefonaktiebolaget LM Ericsson	85,732
3,500	United Internet AG	90,971
Telecommunications (16%)
1,900	Bouygues Sa	74,423
3,900	Cosmote Mobile Telecommunications	73,916
3,800	Deutsche Telekom AG	82,126
7,300	GN Store Nord A/S	78,671
41,400	MMO2 Plc (b)	98,004
2,200	Mobile Telesystems - ADR	79,156
623	Telecom Italia Mobile Spa	4,337
5,400	Telefonica S.A.	98,263
8,000	Telenor ASA	73,606
29,900	Vodafone Group Plc	77,113
Transportation (2%)
2,400	Endesa S.A.	54,653
1,700	Vivendi Environment	60,761

Total Common Stocks (Cost - $3,865,566)		4,194,796
Investment Companies (8%)
360,687	Dreyfus Treasury Cash Management Fund	360,687

Total (Cost - $4,226,253) (a) (96%)		4,555,483

Other Assets, net of Liabilities (4%)		181,267

Net Assets (100%)		$4,736,750

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$333,976
Unrealized depreciation	(4,746)

Net unrealized appreciation	$329,230

(b)	Non-income producing security.

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Depreciation
Liability:
2/15/2005	EUR (Buy 270,000)	1.3035	$351,945	$(3,232)

See Notes

Notes to Schedules of Investments

1. Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The International Equity and the European Quant Equity Funds are no-load Funds and the European Emerging Markets, Euroland Blue Chip and European Growth Funds are subject to an initial sales charge at the time of purchase up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/21/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/21/05

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/21/05